FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets related to foreign currency derivative hedging contracts	$ 220
Marketable securities	59,227
Contingent consideration related to Mailvision	(443)	(556)
Total Financial asset (liability)	59,004	(556)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	220
Marketable securities	59,227
Contingent consideration related to Mailvision	0	0
Total Financial asset (liability)	59,447	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	0
Marketable securities	0
Contingent consideration related to Mailvision	(443)	(556)
Total Financial asset (liability)	$ (443)	$ (556)